Not FDIC Insured May Lose Value No Bank Guarantee
1105-Q1PH

Schedule of Investments
(unaudited)
Franklin High Income Fund 2
Notes to Schedule of Investments 14

Franklin High Income Trust
Schedule of Investments (unaudited), December 31, 2022
Franklin High Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.6%
Oil, Gas & Consumable Fuels 0.6%
a
Amplify Energy Corp. .................................. United States 8,816 $ 77,492
Birch Permian Holdings, Inc. ............................. United States 690,410 12,902,037
California Resources Corp. .............................. United States 1,425 62,002
Chesapeake Energy Corp. .............................. United States 17,102 1,613,916
a,b,c
Nine Point Energy Holdings, Inc. .......................... United States 46,695,277 —
14,655,447
Total Common Stocks (Cost $65,289,020) ......................................
14,655,447
Rights
Rights 0.5%
Independent Power and Renewable Electricity Producers 0.5%
a
Talen Energy Supply LLC, 5/09/23 ......................... United States 37,620,000 12,414,600
Total Rights (Cost $–) ........................................................
12,414,600
Warrants
Warrants 0.0%
†
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc., 7/26/23 ................. United States 5,033 608,993
Oil, Gas & Consumable Fuels 0.0%
†
a
California Resources Corp., 10/27/24 ...................... United States 3,278 41,303
a,b
Canvas Energy, Inc., 10/01/24 ............................ United States 13 —
a,b
Canvas Energy, Inc., 10/01/25 ............................ United States 13 —
41,303
Total Warrants (Cost $12,589) .................................................
650,296
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 451,194 43,427
Total Convertible Bonds (Cost $124,928) .......................................
43,427
Corporate Bonds 91.1%
Airlines 1.4%
f
American Airlines Inc/AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 17,000,000 16,377,825
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 2,000,000 1,831,522
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 10,200,000 9,603,397
f
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 2,700,000 2,507,290
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 5,500,000 4,798,479
35,118,513
Auto Components 1.7%
f
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 ... United States 5,400,000 4,448,250
f
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 16,500,000 11,596,301
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 9,100,000 9,365,104
Senior Note, 5%, 7/15/29 ............................. United States 15,000,000 12,531,744

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Auto Components (continued)
f
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 7,000,000 $ 4,807,600
42,748,999
Automobiles 0.7%
f
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 25,000,000 17,737,653
Banks 0.6%
e,g
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 7/31/23, FRN
thereafter , Perpetual ................................. United States 15,000,000 14,709,000
Beverages 0.4%
f
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 11,500,000 9,944,872
Biotechnology 0.5%
f
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 13,000,000 13,363,805
Building Products 2.6%
f
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ........................................... United States 9,100,000 8,854,391
f
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 15,400,000 14,151,445
f
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 2,000,000 1,411,740
f
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 10,500,000 10,043,860
f
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 7,600,000 6,375,488
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 5,000,000 3,771,250
f
Oscar AcquisitionCo LLC / Oscar Finance, Inc. , Senior Note , 144A,
9.5% , 4/15/30 ...................................... United States 2,800,000 2,516,360
f
Standard Industries, Inc. ,
Senior Bond, 144A, 5%, 2/15/27 ........................ United States 5,000,000 4,621,091
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 9,200,000 8,292,420
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 6,800,000 5,555,665
65,593,710
Capital Markets 0.2%
f
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 5,700,000 4,910,237
Chemicals 3.4%
d,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 1,706,906 1,135,093
f
ASP Unifrax Holdings, Inc. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 4,200,000 2,671,200
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 5,500,000 4,432,954
f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 4,100,000 2,934,425
Celanese US Holdings LLC , Senior Note , 6.33% , 7/15/29 .......
United States 14,000,000 13,632,839
f
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 12,700,000 10,807,405
f
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 4,100,000 3,295,580
f
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 5,400,000 4,598,640
f
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 19,500,000 16,654,560
d,f
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 4,800,000 3,384,000
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 14,500,000 13,384,660

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
f
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 11,800,000 $ 8,920,335
85,851,691
Commercial Services & Supplies 1.0%
f
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL , Senior Secured Note , 144A, 4.625% , 6/01/28 .. United States 2,600,000 2,111,312
f
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,300,000 12,691,148
f
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 11,100,000 9,598,832
24,401,292
Communications Equipment 0.5%
f
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 1,635,000 1,491,218
f
CommScope, Inc. ,
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 11,700,000 8,382,978
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 2,500,000 2,312,375
12,186,571
Construction & Engineering 0.5%
f
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 5,400,000 4,689,660
f
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 8,800,000 7,762,128
12,451,788
Consumer Finance 1.4%
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 7,600,000 6,228,660
Senior Note, 6.625%, 1/15/28 .......................... United States 10,400,000 9,594,832
f
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 5,000,000 4,132,350
f
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 18,600,000 14,991,228
34,947,070
Containers & Packaging 4.5%
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 8,100,000 6,069,510
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 11,400,000 10,867,487
f
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 30,000,000 27,803,301
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 10,500,000 10,342,060
f
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 9,800,000 8,596,021
f
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 2,680,000 2,671,765
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 4,961,000 4,820,888
f
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 2,800,000 2,505,090
f
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 22,800,000 20,261,229
f
Sealed Air Corp. , Senior Note , 144A, 4% , 12/01/27 ............ United States 13,200,000 11,996,911
f
Trivium Packaging Finance BV ,
Senior Note, 144A, 8.5%, 8/15/27 ....................... Netherlands 2,100,000 1,930,120
Senior Secured Note, 144A, 5.5%, 8/15/26 ................ Netherlands 5,600,000 5,146,880
113,011,262
Diversified Consumer Services 0.5%
Grand Canyon University , 5.125% , 10/01/28 .................
United States 14,300,000 13,489,047

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Financial Services 1.4%
f
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 17,600,000 $ 14,587,760
f
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 24,600,000 16,413,420
f
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. , Senior Note ,
144A, 6.375% , 2/01/27 ................................ United States 3,400,000 3,169,174
34,170,354
Diversified Telecommunication Services 4.0%
f
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 8,100,000 4,798,778
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 22,400,000 17,128,160
f
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 7,500,000 5,889,525
f
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 2,400,000 2,327,353
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 3,000,000 2,730,585
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 10,900,000 9,881,123
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 10,500,000 8,698,305
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 3,400,000 2,734,960
Senior Note, 144A, 6.375%, 9/01/29 ..................... United States 8,000,000 7,533,320
f
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 10,400,000 10,309,000
f
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 5,200,000 4,831,756
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 10,400,000 9,413,248
f
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 18,500,000 15,488,200
101,764,313
Electric Utilities 1.0%
f
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 21,300,000 20,253,371
Senior Secured Note, 144A, 3.7%, 1/30/27 ................ United States 5,700,000 5,201,134
25,454,505
Electrical Equipment 1.1%
f
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 16,500,000 14,253,525
f
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 16,400,000 13,959,352
28,212,877
Electronic Equipment, Instruments & Components 0.3%
f
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 9,300,000 7,988,607
Energy Equipment & Services 3.1%
f
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 17,833,800 14,746,948
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 7,501,000 7,025,286
f
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ........ Canada 15,100,000 15,078,407
f
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 9,900,000 9,345,392
f
Nabors Industries, Inc. , Senior Note , 144A, 7.375% , 5/15/27 ..... United States 10,300,000 9,989,452
f
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 354,000 362,416
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 14,100,000 13,565,514
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 8,600,000 8,442,964
78,556,379
Entertainment 1.6%
f
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 21,900,000 20,730,102

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 10,200,000 $ 9,835,044
f
Senior Bond, 144A, 5.375%, 11/15/29 .................... United States 3,600,000 3,498,390
f
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 7,300,000 7,001,065
41,064,601
Equity Real Estate Investment Trusts (REITs) 3.1%
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 15,900,000 13,171,827
f
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 4,900,000 4,753,000
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 14,400,000 13,138,632
Senior Bond, 3.5%, 3/15/31 ............................ United States 16,200,000 11,138,692
f
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 10,200,000 7,511,994
f
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
4.5% , 2/15/29 ...................................... United States 10,000,000 8,638,685
f
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 8,000,000 7,275,000
Senior Note, 144A, 3.875%, 2/15/29 ..................... United States 7,000,000 6,145,155
f
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 7,300,000 5,989,112
77,762,097
Food Products 0.8%
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 9,100,000 7,993,373
Senior Note, 5.25%, 9/15/27 ........................... United States 6,800,000 5,225,584
f
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 3,200,000 3,132,320
f
Pilgrim's Pride Corp. , Senior Bond , 144A, 3.5% , 3/01/32 ........ United States 3,600,000 2,822,202
19,173,479
Health Care Equipment & Supplies 1.0%
f
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 9,000,000 9,553,005
f
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 10,300,000 8,199,367
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 8,200,000 6,623,509
24,375,881
Health Care Providers & Services 4.7%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 15,000,000 11,765,972
Senior Note, 4.25%, 12/15/27 .......................... United States 12,700,000 11,938,866
Senior Note, 4.625%, 12/15/29 ......................... United States 4,300,000 3,939,190
Senior Note, 2.625%, 8/01/31 .......................... United States 1,400,000 1,102,815
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 6,800,000 3,379,961
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 5,000,000 4,562,500
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 5,900,000 5,069,752
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 1,200,000 1,088,032
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 6,000,000 5,026,680
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 6,500,000 4,912,844
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 16,700,000 13,469,246
HCA, Inc. , Senior Note , 5.375% , 9/01/26 ....................
United States 4,600,000 4,555,061
f
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 8,500,000 7,179,100

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
f
Tenet Healthcare Corp. ,
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 14,500,000 $ 13,956,830
Senior Secured Note, 144A, 4.875%, 1/01/26 .............. United States 5,000,000 4,738,364
Senior Secured Note, 144A, 4.25%, 6/01/29 ............... United States 8,500,000 7,379,232
Senior Secured Note, 144A, 6.125%, 6/15/30 .............. United States 14,600,000 13,936,503
118,000,948
Hotels, Restaurants & Leisure 7.2%
f
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 12,700,000 10,311,067
b,f,h
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 23,000,000 —
f
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 8,600,000 7,622,346
f
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 15,600,000 15,189,806
f
Caesars Resort Collection LLC / CRC Finco, Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 7,000,000 6,862,562
f
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 7,300,000 5,798,862
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 24,000,000 17,178,480
f
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 10,000,000 10,283,850
f
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 10,600,000 8,569,835
f
International Game Technology plc , Senior Secured Note , 144A,
4.125% , 4/15/26 ..................................... United States 3,800,000 3,549,027
f
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 4,400,000 3,794,749
f
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 5,700,000 4,487,040
f
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 6,000,000 5,017,650
f
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 6,200,000 4,393,940
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 7,800,000 5,761,860
f
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.5%, 8/31/26 ....................... United States 11,200,000 9,436,000
Senior Note, 144A, 5.375%, 7/15/27 ..................... United States 5,800,000 4,703,516
Senior Note, 144A, 11.625%, 8/15/27 .................... United States 13,900,000 13,982,844
f
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 9,800,000 8,535,131
f
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 21,500,000 15,904,518
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 4,800,000 4,110,216
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 15,200,000 15,139,753
180,633,052
Household Durables 1.4%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 4.625%, 8/01/29 ..................... United States 13,000,000 10,429,909
Senior Note, 144A, 4.625%, 4/01/30 ..................... United States 8,000,000 6,431,280
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 9,000,000 8,756,460
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 12,600,000 10,189,789
35,807,438
Independent Power and Renewable Electricity Producers 3.4%
f
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 12,900,000 11,536,829
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 12,200,000 10,909,035

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
f
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 8,800,000 $ 7,087,129
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 10,000,000 9,244,957
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 7,000,000 5,820,668
f
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 30,400,000 29,553,629
h
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 .......... United States 24,950,000 11,726,500
85,878,747
Insurance 0.8%
f
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 6,900,000 6,216,969
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ........
United States 2,100,000 2,005,204
f
Jones Deslauriers Insurance Management, Inc. , Senior Note , 144A,
10.5% , 12/15/30 ..................................... Canada 12,000,000 11,833,849
20,056,022
Internet & Direct Marketing Retail 0.5%
f
Match Group Holdings II LLC ,
Senior Note, 144A, 4.625%, 6/01/28 ..................... United States 10,400,000 9,289,592
Senior Note, 144A, 3.625%, 10/01/31 .................... United States 3,300,000 2,534,941
11,824,533
IT Services 2.2%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 8,500,000 7,046,190
f
Cogent Communications Group, Inc. ,
Senior Note, 144A, 7%, 6/15/27 ........................ United States 10,000,000 9,811,781
Senior Secured Note, 144A, 3.5%, 5/01/26 ................ United States 7,200,000 6,549,750
f
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 9,300,000 8,687,130
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 4,400,000 3,871,670
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 6,000,000 5,181,014
f
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 4,500,000 3,489,900
f
Presidio Holdings, Inc. ,
Senior Note, 144A, 8.25%, 2/01/28 ...................... United States 3,700,000 3,436,042
Senior Secured Note, 144A, 4.875%, 2/01/27 .............. United States 7,500,000 6,851,100
54,924,577
Life Sciences Tools & Services 0.1%
f
Charles River Laboratories International, Inc. , Senior Note , 144A,
3.75% , 3/15/29 ..................................... United States 2,400,000 2,126,028
Machinery 1.1%
f
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 11,400,000 11,474,556
f
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 17,100,000 16,097,822
27,572,378
Media 4.8%
f
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 3,000,000 2,867,352
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,700,000 4,168,435
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 10,700,000 7,876,751
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 5,700,000 4,951,305
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 .............
United States 21,000,000 19,582,500

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 11,300,000 $ 127,125
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 13,300,000 1,579,375
f
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 10,400,000 9,324,224
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 9,700,000 9,033,551
f
Senior Secured Note, 144A, 5.75%, 12/01/28 .............. United States 10,000,000 8,000,000
f
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 8,990,000 8,426,507
f
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 4,400,000 3,822,874
f
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Note, 144A, 5%, 8/15/27 ........................ United States 1,900,000 1,713,413
Senior Note, 144A, 4.25%, 1/15/29 ...................... United States 8,000,000 6,648,040
f
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 13,500,000 9,461,678
f
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 12,600,000 10,989,972
f
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 8,500,000 8,112,572
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 4,000,000 3,352,540
120,038,214
Metals & Mining 1.7%
f
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 16,000,000 13,019,398
f
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 9,500,000 7,919,281
f
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 7,700,000 6,843,914
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 2,200,000 1,799,033
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 1,600,000 1,436,408
f
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 12,600,000 10,832,063
41,850,097
Mortgage Real Estate Investment Trusts (REITs) 0.7%
f
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 20,800,000 16,675,152
Oil, Gas & Consumable Fuels 12.8%
f
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 4,422,000 4,452,296
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 4,300,000 3,992,378
f
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ...................... United States 17,000,000 15,916,250
Cheniere Energy Partners LP ,
Senior Note, 4.5%, 10/01/29 ........................... United States 5,600,000 5,048,268
Senior Note, 4%, 3/01/31 ............................. United States 28,000,000 23,875,880
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 ..........
United States 9,300,000 8,423,869
f
Chesapeake Energy Corp. ,
Senior Note, 144A, 5.5%, 2/01/26 ....................... United States 2,000,000 1,932,550
a
Senior Note, 144A, 5.875%, 2/01/29 ..................... United States 5,000,000 4,744,651
Senior Note, 144A, 6.75%, 4/15/29 ...................... United States 13,300,000 12,966,835
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 14,000,000 13,643,280
f
Senior Note, 144A, 6%, 2/01/29 ........................ United States 13,700,000 12,589,692
f
Senior Note, 144A, 8%, 4/01/29 ........................ United States 6,000,000 5,979,302
f
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 5,100,000 4,609,613

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
f
DT Midstream, Inc. ,
Senior Bond, 144A, 4.375%, 6/15/31 ..................... United States 3,900,000 $ 3,276,975
Senior Note, 144A, 4.125%, 6/15/29 ..................... United States 10,800,000 9,299,178
f
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 19,100,000 18,319,765
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 2,100,000 1,946,612
f
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 4,400,000 4,197,108
f
Senior Note, 144A, 6.5%, 9/01/30 ....................... United States 12,200,000 12,090,810
f
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 1,900,000 1,863,112
f
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 2,500,000 2,300,838
f
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 14,800,000 13,290,918
f
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 5,000,000 4,331,543
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 4,300,000 3,716,859
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 7,600,000 6,775,488
Senior Note, 144A, 6%, 4/15/30 ........................ United States 4,000,000 3,562,884
f
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 12,200,000 11,457,423
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/28/25 ..................... United States 28,805,087 28,854,632
b,d,f,h
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 18,564,500 —
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 15,200,000 15,538,276
Senior Note, 8.875%, 7/15/30 .......................... United States 17,500,000 19,786,979
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 12,600,000 12,428,874
Senior Note, 4.5%, 5/15/29 ............................ United States 4,600,000 4,030,267
Senior Note, 4.5%, 4/30/30 ............................ United States 10,000,000 8,694,000
f
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 5,900,000 5,037,125
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 5,900,000 5,172,854
f
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 8,200,000 7,800,090
321,947,474
Paper & Forest Products 0.2%
f
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 8,200,000 4,941,324
Personal Products 0.2%
f
Prestige Brands, Inc. , Senior Note , 144A, 5.125% , 1/15/28 ...... United States 5,300,000 4,983,493
Pharmaceuticals 2.7%
f
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 6,021,000 5,893,054
f
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 2,114,000 1,265,539
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 3,100,000 2,141,728
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 9,800,000 6,251,536
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 10,692,000 8,391,558
f,h
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 7,104,000 1,003,440
Senior Note, 144A, 6%, 6/30/28 ........................ United States 4,473,000 246,015
f,h
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 4,700,000 3,574,226
f
Organon & Co. / Organon Foreign Debt Co-Issuer BV , Senior
Secured Note , 144A, 4.125% , 4/30/28 .................... United States 19,000,000 16,855,850
f,h
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 4,273,000 3,256,452
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 9,300,000 9,262,986

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV, (continued)
Senior Note, 4.75%, 5/09/27 ........................... Israel 10,600,000 $ 9,594,587
Senior Note, 5.125%, 5/09/29 .......................... Israel 900,000 802,662
68,539,633
Real Estate Management & Development 1.6%
f
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 19,900,000 16,759,801
f
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 11,000,000 9,659,215
f
Howard Hughes Corp. (The) ,
Senior Note, 144A, 5.375%, 8/01/28 ..................... United States 9,200,000 8,303,000
Senior Note, 144A, 4.125%, 2/01/29 ..................... United States 5,700,000 4,781,986
39,504,002
Road & Rail 1.0%
f
Ashtead Capital, Inc. , Senior Note , 144A, 1.5% , 8/12/26 ........ United Kingdom 1,800,000 1,538,295
f
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 21,700,000 17,980,021
f
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 5,000,000 4,520,500
24,038,816
Software 1.4%
f
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 14,600,000 13,706,489
f
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 9,400,000 7,574,669
f
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 18,500,000 14,608,085
35,889,243
Specialty Retail 1.7%
f
Bath & Body Works, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ... United States 8,700,000 8,178,983
f
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 12,800,000 9,046,144
f
Lithia Motors, Inc. , Senior Note , 144A, 4.625% , 12/15/27 ........ United States 8,600,000 7,771,473
f
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 15,600,000 10,451,193
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 4,200,000 3,384,090
i
Party City Holdings, Inc. , Senior Secured Note , FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 1,851,810 504,618
f
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 5,300,000 4,167,920
43,504,421
Textiles, Apparel & Luxury Goods 0.2%
f
Kontoor Brands, Inc. , Senior Note , 144A, 4.125% , 11/15/29 ...... United States 6,300,000 5,157,211
Thrifts & Mortgage Finance 1.3%
f
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 5,700,000 4,610,331
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 8,400,000 7,759,627
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 14,900,000 14,723,131
f
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 7,100,000 6,404,767
33,497,856
Trading Companies & Distributors 1.2%
f
Ahern Rentals, Inc. , Secured Note , 144A, 7.375% , 5/15/23 ...... United States 13,500,000 13,500,000
f
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 10,900,000 9,303,641
f
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 4,000,000 3,739,120

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
f
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 4,600,000 $ 4,670,007
31,212,768
Wireless Telecommunication Services 0.9%
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 2,950,000 2,756,745
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 9,200,000 7,614,640
Senior Bond, 3.5%, 4/15/31 ............................ United States 5,000,000 4,328,622
Senior Note, 2.625%, 2/15/29 .......................... United States 9,200,000 7,800,503
22,500,510
Total Corporate Bonds (Cost $2,686,395,329) ...................................
2,290,092,540
Senior Floating Rate Interests 2.6%
j
Chemicals 1.1%
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 8.934%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 8,678,250 7,493,669
Second Lien, Initial CME Term Loan, 11.859%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 9,279,070 7,376,860
PMHC II, Inc. , Initial CME Term Loan, B , 8.494% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 13,067,250 11,110,560
25,981,089
a a a a a a
Health Care Technology 0.4%
j
athenahealth Group, Inc. ,
Initial CME Term Loan, 7.821%, (1-month SOFR + 3.5%), 2/15/29 United States 11,145,442 10,090,638
k
Initial Delayed Draw CME Term Loan, 7.821%, (1-month SOFR +
3.5%), 2/15/29 ...................................... United States 474,638 429,718
10,520,356
a a a a a a
Hotels, Restaurants & Leisure 0.5%
j
Fertitta Entertainment LLC , Initial CME Term Loan, B , 8.323% ,
( 1-month SOFR + 4% ), 1/27/29 ......................... United States 13,001,750 12,387,482
j
Media 0.2%
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 7.915% ,
( 3-month USD LIBOR + 3.5% ), 8/21/26 ................... United States 2,946,701 2,690,706
Diamond Sports Group LLC , First Lien, CME Term Loan , 12.317% ,
( 1-month SOFR + 8% ), 5/25/26 ......................... United States 2,644,257 2,512,600
5,203,306
a a a a a a
Software 0.4%
j
McAfee Corp. , CME Term Loan, B1 , 7.974% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 10,348,000 9,660,582
Total Senior Floating Rate Interests (Cost $70,712,807) ..........................
63,752,815
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Alpha Natural Resources, Inc., Escrow Account ............... United States 25,000,000 —

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 18 .
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
a
Chesapeake Energy Corp., Escrow Account ................. United States 13,700,000 $ 308,250
Total Escrows and Litigation Trusts (Cost $450,960) .............................
308,250
Total Long Term Investments (Cost $2,822,985,633) .............................
2,381,917,375
a
Short Term Investments 4.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.7%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 93,807,963 93,807,963
Total Money Market Funds (Cost $93,807,963) ..................................
93,807,963
a a a
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 7,334,000 7,334,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $7,334,000) ............................................................
7,334,000
Total Short Term Investments (Cost $101,141,963 ) ...............................
101,141,963
a
Total Investments (Cost $2,924,127,596) 98.8% ..................................
$2,483,059,338
Other Assets, less Liabilities 1.2% .............................................
30,612,773
Net Assets 100.0% ...........................................................
$2,513,672,111
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $1,890,093,082, representing 75.2% of net assets.
g
A portion or all of the security is on loan at December 31, 2022.
h
Defaulted security or security for which income has been deemed uncollectible.
i
The coupon rate shown represents the rate at period end.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
See Note 10 regarding unfunded loan commitments.
l
See Note 5 regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund). The Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Restricted Securities
At December 31, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
4. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedule of Investments.
At December 31, 2022, unfunded commitments were as follows:
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended December
31, 2022, the Fund held investments in affiliated management investment companies as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin High Income Fund
46,695,277 Nine Point Energy Holdings, Inc. ................ 7/15/14 - 3/24/17 $ 26,331,865 $ —
Total Restricted Securities (Value is —% of Net Assets) .............. $26,331,865 $—
Borrower Unfunded Commitment
Franklin High Income Fund
athenahealth Group, Inc. $ 1,423,913
$ 1,423,913
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 81,816,490 $ 154,974,418 $ (142,982,945) $ — $ — $ 93,807,963 93,807,963 $ 827,610
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $— $16,989,000 $(9,655,000) $— $— $7,334,000 7,334,000 $53,361
Total Affiliated Securities ... $81,816,490 $171,963,418 $(152,637,945) $— $— $101,141,963 $880,971

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Oil, Gas & Consumable Fuels ............. $ 1,753,410 $ 12,902,037 $ —
a
$ 14,655,447
Rights ................................. — 12,414,600 — 12,414,600
Warrants :
Metals & Mining ....................... 608,993 — — 608,993
Oil, Gas & Consumable Fuels ............. 41,303 — —
a
41,303
Convertible Bonds ....................... — 43,427 — 43,427
Corporate Bonds :
Airlines .............................. — 35,118,513 — 35,118,513
Auto Components ...................... — 42,748,999 — 42,748,999
Automobiles .......................... — 17,737,653 — 17,737,653
Banks ............................... — 14,709,000 — 14,709,000
Beverages ........................... — 9,944,872 — 9,944,872
Biotechnology ......................... — 13,363,805 — 13,363,805
Building Products ...................... — 65,593,710 — 65,593,710
Capital Markets ........................ — 4,910,237 — 4,910,237
Chemicals ........................... — 85,851,691 — 85,851,691
Commercial Services & Supplies ........... — 24,401,292 — 24,401,292
Communications Equipment .............. — 12,186,571 — 12,186,571
Construction & Engineering ............... — 12,451,788 — 12,451,788
Consumer Finance ..................... — 34,947,070 — 34,947,070
Containers & Packaging ................. — 113,011,262 — 113,011,262
Diversified Consumer Services ............ — 13,489,047 — 13,489,047
Diversified Financial Services ............. — 34,170,354 — 34,170,354
Diversified Telecommunication Services ..... — 101,764,313 — 101,764,313
Electric Utilities ........................ — 25,454,505 — 25,454,505
Electrical Equipment .................... — 28,212,877 — 28,212,877
Electronic Equipment, Instruments &
Components ........................ — 7,988,607 — 7,988,607
Energy Equipment & Services ............. — 78,556,379 — 78,556,379
Entertainment ......................... — 41,064,601 — 41,064,601
Equity Real Estate Investment Trusts (REITs) . — 77,762,097 — 77,762,097
Food Products ........................ — 19,173,479 — 19,173,479
Health Care Equipment & Supplies ......... — 24,375,881 — 24,375,881
Health Care Providers & Services .......... — 118,000,948 — 118,000,948

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Hotels, Restaurants & Leisure ............. $ — $ 180,633,051 $ —
a
$ 180,633,051
Household Durables .................... — 35,807,438 — 35,807,438
Independent Power and Renewable Electricity
Producers .......................... — 85,878,747 — 85,878,747
Insurance ............................ — 20,056,022 — 20,056,022
Internet & Direct Marketing Retail .......... — 11,824,533 — 11,824,533
IT Services ........................... — 54,924,577 — 54,924,577
Life Sciences Tools & Services ............ — 2,126,028 — 2,126,028
Machinery ............................ — 27,572,378 — 27,572,378
Media ............................... — 120,038,214 — 120,038,214
Metals & Mining ....................... — 41,850,097 — 41,850,097
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 16,675,152 — 16,675,152
Oil, Gas & Consumable Fuels ............. — 317,202,824 —
a
317,202,824
Paper & Forest Products ................. — 4,941,324 — 4,941,324
Personal Products ..................... — 4,983,493 — 4,983,493
Pharmaceuticals ....................... — 68,539,633 — 68,539,633
Real Estate Management & Development .... — 39,504,002 — 39,504,002
Road & Rail .......................... — 24,038,816 — 24,038,816
Software ............................. — 35,889,243 — 35,889,243
Specialty Retail ........................ — 43,504,421 — 43,504,421
Textiles, Apparel & Luxury Goods .......... — 5,157,211 — 5,157,211
Thrifts & Mortgage Finance ............... — 33,497,856 — 33,497,856
Trading Companies & Distributors .......... — 31,212,768 — 31,212,768
Wireless Telecommunication Services ....... — 22,500,510 — 22,500,510
Senior Floating Rate Interests ............... — 63,752,815 — 63,752,815
Escrows and Litigation Trusts ............... — 5,052,901 —
a
5,052,901
Short Term Investments ................... 101,141,963 — — 101,141,963
Total Investments in Securities ........... $103,545,669 $2,379,513,669 $— $2,483,059,338
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 134,759 $ — $ 134,759
Total Other Financial Instruments ......... $— $134,759 $— $134,759
a
Includes financial instruments determined to have no value at December 31, 2022.
6. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CME Chicago Mercantile Exchange
FRN Floating Rate Note
LIBOR London Inter-Bank Offered Rate
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.